SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2020
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3 years
Minimum [Member] | Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Minimum [Member] | Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3 years
Maximum [Member] | Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	10 years
Maximum [Member] | Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	10 years